Concentration of Risk - Schedule of Cost of Sale (Details)		6 Months Ended						12 Months Ended
		Jun. 30, 2025 MYR (RM)		Jun. 30, 2025 USD ($)		Jun. 30, 2024 MYR (RM)		Dec. 31, 2024 MYR (RM)		Dec. 31, 2024 USD ($)		Jun. 30, 2024		Dec. 31, 2023 MYR (RM)		Dec. 31, 2022 MYR (RM)	Jun. 30, 2025 USD ($)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)		RM 49,602,598		$ 11,775,097		RM 28,212,121		RM 84,102,118		$ 18,791,669				RM 130,201,026		RM 54,825,100
Cost of sale USD (in Ringgits and Dollars)		49,602,598		11,775,097		28,212,121		RM 84,102,118		$ 18,791,669				RM 130,201,026		54,825,100
Percentage of cost of sale								100.00%		100.00%				100.00%
Payables RM (in Ringgits and Dollars)								RM 27,396,814											$ 6,121,509
Payables USD (in Ringgits and Dollars)								RM 27,396,814											6,121,509
Percentage of payables								100.00%		100.00%
Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)		49,602,598		11,775,097		28,212,121								RM 130,201,026		54,825,100
Cost of sale USD (in Ringgits and Dollars)		RM 49,602,598		$ 11,775,097		RM 28,212,121								RM 130,201,026		RM 54,825,100
Percentage of cost of sale		100.00%		100.00%		100.00%										100.00%
Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)		RM 25,154,330						RM 27,396,814									$ 5,971,354			$ 38,418,873,000,000
Payables USD (in Ringgits and Dollars)		RM 25,154,330						27,396,814									5,971,354			38,418,873,000,000
Percentage of payables		100.00%		100.00%								100.00%		100.00%
Vendor A [Member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)								12,445,870		$ 2,780,889
Cost of sale USD (in Ringgits and Dollars)								RM 12,445,870		$ 2,780,889
Percentage of cost of sale								14.80%		14.80%				16.00%
Payables RM (in Ringgits and Dollars)								RM 7,011,530											1,566,648
Payables USD (in Ringgits and Dollars)								RM 7,011,530											1,566,648
Percentage of payables								25.59%		25.59%
Vendor A [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)			[1]		[1]	RM 7,719,316								RM 20,826,560		RM 16,097,566
Cost of sale USD (in Ringgits and Dollars)			[1]		[1]	RM 7,719,316								RM 20,826,560		RM 16,097,566
Percentage of cost of sale			[1]		[1]	27.36%										29.36%
Vendor A [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)			[2]					RM 7,011,530										[2]		7,580,160,000,000
Payables USD (in Ringgits and Dollars)			[2]					7,011,530										[2]		7,580,160,000,000
Percentage of payables			[2]		[2]							25.59%		19.73%
Vendor B [Member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)	[3]
Cost of sale USD (in Ringgits and Dollars)	[3]
Percentage of cost of sale									[3]		[3]			13.72%
Payables RM (in Ringgits and Dollars)	[4]
Payables USD (in Ringgits and Dollars)	[4]
Percentage of payables	[4]
Vendor B [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)		RM 8,547,239		$ 2,029,018			[1]							RM 17,867,185		RM 9,600,766
Cost of sale USD (in Ringgits and Dollars)		RM 8,547,239		$ 2,029,018			[1]							RM 17,867,185		RM 9,600,766
Percentage of cost of sale		17.23%		17.23%			[1]									17.51%
Vendor B [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)			[2]						[2]									[2]		10,198,777,000,000
Payables USD (in Ringgits and Dollars)			[2]						[2]									[2]		10,198,777,000,000
Percentage of payables			[2]		[2]								[2]	26.55%
Vendor C [Member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)	[3]
Cost of sale USD (in Ringgits and Dollars)	[3]
Percentage of cost of sale									[4]		[4]				[3]
Vendor C [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars) | RM															[3]	RM 5,519,852
Cost of sale USD (in Ringgits and Dollars) | RM															[3]	RM 5,519,852
Percentage of cost of sale																10.07%
Vendor C [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)		RM 4,448,954							[2]								1,056,132
Payables USD (in Ringgits and Dollars)		RM 4,448,954							[2]								1,056,132
Percentage of payables		17.69%		17.69%									[2]
Others [Member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)								71,656,248		$ 16,010,780
Cost of sale USD (in Ringgits and Dollars)								RM 71,656,248		$ 16,010,780
Percentage of cost of sale								85.20%		85.20%				70.28%
Payables RM (in Ringgits and Dollars)								RM 20,385,284											4,554,861
Payables USD (in Ringgits and Dollars)								RM 20,385,284											4,554,861
Percentage of payables								74.41%		74.41%
Others [Member] | Cost of sales [member]
Schedule of Cost of Sale [Line Items]
Cost of sale RM (in Ringgits and Dollars)		RM 41,055,359		$ 9,746,079		RM 20,492,805								RM 91,507,281		RM 23,606,916
Cost of sale USD (in Ringgits and Dollars)		RM 41,055,359		$ 9,746,079		RM 20,492,805								RM 91,507,281		RM 23,606,916
Percentage of cost of sale		82.77%		82.77%		72.64%										43.06%
Others [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)		RM 20,705,376						RM 20,385,284									4,915,222			9,593,277,000,000
Payables USD (in Ringgits and Dollars)		RM 20,705,376						20,385,284									$ 4,915,222			9,593,277,000,000
Percentage of payables		82.31%		82.31%								74.41%		24.97%
Vendor D [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)	[4]
Payables USD (in Ringgits and Dollars)	[4]
Percentage of payables	[4]
Vendor D [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)																				6,582,074,000,000
Payables USD (in Ringgits and Dollars)																				6,582,074,000,000
Percentage of payables														17.13%
Vendor E [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)	[4]
Payables USD (in Ringgits and Dollars)	[4]
Percentage of payables	[4]
Vendor E [Member] | Payables [Member]
Schedule of Cost of Sale [Line Items]
Payables RM (in Ringgits and Dollars)																				4,464,585,000,000
Payables USD (in Ringgits and Dollars)																				$ 4,464,585,000,000
Percentage of payables														11.62%

[1]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.
[2]	Payables was less than 10% of the Groups total accounts payables for the respective year.
[3]	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.
[4]	Payables was less than 10% of the Groups total accounts payables for the respective year.